Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

Note 16 – Income taxes

The tax provision amounts recognized in the consolidated statements of profits and losses were as follows:

	Year ended December 31,
	2021	2020 (As Restated)
Current year	$157,752	$76,718
Provision to return adjustment	(2,931)	(888)
Current tax expense	154,821	75,830
Deferred tax expense	19,105	11,720
Provision for income taxes	$173,926	$87,550

The Company’s provision for income taxes differs from applying the statutory tax rate to income before taxes primarily due to state income taxes, certain stock compensation, and miscellaneous permanent differences, mainly expenses subject to Section 280E disallowance.

A reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2021		2020 (As Restated)
Income (loss) before provision for income taxes	$55,153		$30,796
Tax using the Company's domestic tax rate	9,719	18%	$4,620	15%
Effect of tax rates in foreign jurisdictions	3,121	6%	1,848	6%
Tax effect of:
State taxes, net of federal benefit	45,125	82%	3,581	12%
Share-based compensation	15,383	28%	7,883	26%
Non-taxable partnership income	—	—%	(395)	(1)%
Non-deductible expenses	102,128	185%	61,970	201%
Other	2,775	5%	3,139	10%
Unrecognized deferred tax asset on current year losses	(4,325)	(8)%	4,904	16%
	$173,926	316%	$87,550	285%

The Company operates in the legal cannabis industry, but is subject to Section 280E of the Internal Revenue Code (“IRC”). Section 280E prohibits businesses engaged in the trafficking of controlled substances (within the meaning of Schedule I and II of the Controlled Substance Act) from deducting normal business expenses associated with the sale of cannabis, such as payroll and rent, from gross income (revenue less cost of goods sold). The application of Section 280E has a significant impact on the retail side of cannabis, but a lesser impact on cultivation and manufacturing operations. Section 280E was originally intended to penalize criminal market operators, but because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the Internal Revenue Service (“IRS”) has subsequently applied Section 280E to state-legal cannabis businesses. The effective tax rate on a cannabis business depends on how large its ratio of non-deductible expenses is to its gross income.  In states the Company operates in that align their tax codes with Section 280E, it is also unable to deduct normal business expenses for state tax purposes. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable and a higher effective tax rate than most industries. The non-deductible expenses shown in the effective rate reconciliation above is comprised primarily of the impact of applying Section 280E to the Company's businesses that are involved in selling cannabis, along with other typical non-deductible expenses such as those associated with lobbying.

The IRS has invoked Section 280E in tax audits against various state-legal cannabis businesses in the U.S.. Although the IRS has issued a clarification allowing the deduction of certain expenses, the scope of this allowance is interpreted very narrowly, resulting in the non-deductibility of certain operating and general administrative costs. While there are currently several pending cases before various administrative and federal courts challenging these restrictions, there is no guarantee that these courts will issue an interpretation of Section 280E favorable to the cannabis industry. Further, there are several pieces of legislation being considered by the U.S. Congress that could change the interpretation of Section 280E by removing its applicability to the legalized cannabis industry.

Changes in the Company’s deferred taxes were as follows:

	Net balance	Recognized	Acquired in	Change in		Deferred	Deferred
	at	in profit	business	Held for		tax	tax
	January 1	or loss	combination & Other	sale	Net	asset	liability
As of December 31, 2021
Depreciation and amortization	$(189,374)	$12,756	$(97,848)	$13,691	$(260,775)	$—	$(260,775)
Accrued & prepaid expenses	303	(916)	566	—	(47)	—	(47)
Inventories	(26,185)	(28,372)	(387)	304	(54,640)	—	(54,640)
Tax loss carryforward	19,979	(2,573)	1,316	—	18,722	18,722	—
Tax asset (liability) before netting	$(195,277)	$(19,105)	$(96,353)	$13,995	$(296,740)	$18,722	$(315,462)
Balance sheet netting						(16,129)	16,129
Net tax asset (liability)						$2,593	$(299,333)

	Net balance	Recognized	Acquired in		Deferred	Deferred tax
	at	in profit	business		tax	liability
	January 1	or loss	combination	Net	asset	(As Restated)
As of December 31, 2020
Depreciation and amortization	$(8,004)	$(17,827)	$(163,543)	$(189,374)	$—	$(189,374)
Accrued & prepaid expenses	(7,681)	7,984	—	303	303	—
Inventories	(7,552)	(18,633)	—	(26,185)	—	(26,185)
Tax loss carryforward	3,223	16,756	—	19,979	19,979	—
Tax asset (liability) before netting	$(20,014)	$(11,720)	$(163,543)	$(195,277)	$20,282	$(215,559)
Balance sheet netting					(14,754)	14,754
Net tax asset (liability)					$5,528	$(200,805)

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As the Company generally files separate U.S. and state tax returns for each legal entity within the consolidated group, the Company must evaluate the realization of deferred tax assets separately. As of December 31, 2021, the Company performed an evaluation to determine whether the net deferred tax assets at each filing group could be recognized. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that Curaleaf, Inc., the U.S. parent company, along with its Kentucky, Missouri, California, certain Arizona, Canada, France, certain United Kingdom, Germany, and Italy operations should not recognize their deferred tax assets due to those companies being in cumulative loss positions.

Under IRC 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. The Company has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation” as defined in Section 382. Future changes in the Company’s share ownership, which may be outside of the Company’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability for the Company.

Deferred tax assets have not been recognized with respect to the following items because it is deemed not probable that future taxable profit will be available against which the Company can utilize them.

	December 31, 2021		December 31, 2020
	Gross amount	Tax amount	Gross amount	Tax amount
Deductible temporary differences	$147,199	$43,203	$61,192	$17,948
Tax losses	359,467	96,783	146,387	40,727
	$506,666	$139,986	$207,579	$58,675

At December 31, 2021 and 2020, the Company had Federal and State tax loss carryforwards of $583.5 million and $357.5 million, respectively, which begin to expire between 2022 through 2041 and 2021 through 2040, respectively. At December 31, 2021 the Company had foreign tax loss carryforwards of $2.2 million, which begin to expire between 2026 and 2034. At December 31, 2021 and 2020, the Company had federal and state tax loss carryforward of $346.1 million and $132 million, respectively, which will never expire. At December 31, 2021, the Company had foreign tax loss carryforward of $46.9 million, which will never expire.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state, and foreign jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the Financial Statements.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, and foreign jurisdictions, where applicable.  The Company is currently under IRS examination for the tax years 2016, 2017, and 2018, and the Company’s subsidiary, Curaleaf Northshore, Inc. (formerly known as Alternative Therapies Group, Inc.) has filed a petition to Tax Court related to an IRS examination for 2018. As of December 31, 2021 and 2020, the Company recorded $4.3 million and $2.9 million, respectively, of unrecognized tax benefits and expects there is a reasonable possibility that these unrecognized tax benefits will change within 12 months due to expirations of statute of limitations or audit settlements. As of December 31, 2021 and 2020, the Company also accrued interest and penalties of $1.2 million and $0.9 million, respectively, for its uncertain tax positions. The Company records interest and penalties related to income tax amounts as a component of income tax expense.

The IRS proposed adjustments relating to the Company’s treatment of certain expenses under Section 280E, however, the Company is defending its tax reporting before the IRS. The outcome of this audit remains unclear at this point.  The Company also intends to litigate any further such challenges because it currently believes all of its other tax positions can be sustained under an IRS examination. The ultimate resolution of tax matters could have a material effect on the Company's consolidated financial statements. As the IRS interpretations on Section 280E continue to evolve, the impact of any such challenges cannot be reliably estimated. The Company's tax years are still open under statute from December 31, 2016, to the present.